SHARE-BASED COMPENSATION - Significant assumptions used to estimate the fair value of stock options (Details) - Share options	6 Months Ended
Jun. 30, 2023 ¥ / shares
SHARE-BASED COMPENSATION
Suboptimal exercise factor	¥ 2.80
Risk-free interest rate	3.61%
Volatility	49.31%
Dividend yield	0.80%
Life of option	10 years